INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	As at	As at
	December 31,	December 31,
	2024	2023
Ore in stockpiles and on leach pads	$330,723	$238,197
Concentrates and doré bars	255,516	237,805
Supplies	924,477	942,939
Total current inventories	$1,510,716	$1,418,941
Non-current ore in stockpiles and on leach pads (Note 8B)	819,294	632,049
Total inventories	$2,330,010	$2,050,990